MOHEGAN VENTURES-NORTHWEST, LLC (COWLITZ PROJECT) (Detail) $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 04, 2015 USD ($)	Jun. 30, 2013 Lawsuits	Mar. 31, 2013 Lawsuits	Sep. 30, 2015 USD ($) Gaming_Facilities gaming_machine table_game	Sep. 30, 2014 USD ($)	Dec. 31, 2006 a
Schedule of Long-term Development Projects [Line Items]
Carrying value of land				$ 1,352,055	$ 1,424,068
Affiliates | Salishan-Mohegan | Cowlitz Project | Subsequent Event
Schedule of Long-term Development Projects [Line Items]
Repayments of receivables	$ 19,400
Receivables repayment term	7 years
Additional interest rate above financing rate (as a percent)	1.00%
Financing rate (as a percent)	12.50%
Cowlitz Project | Salishan-Mohegan
Schedule of Long-term Development Projects [Line Items]
Development fee				3.00%
Area of land purchased (in acres) | a						152
Management fee				24.00%
Term of management agreement				7 years
Number of authorized gaming facilities | Gaming_Facilities				2
Number of authorized gaming machines, leasing | gaming_machine				975
Number of authorized gaming machines, operation | gaming_machine				3,000
Number of authorized table games, operation | table_game				125
Annual Rate				10.00%
New claims filed | Lawsuits		2
Number of claims dismissed | Lawsuits			2
Receivables including accrued interest				$ 90,700	56,800
Allowance for doubtful collection				$ 21,200	17,000
Cowlitz Project | Salishan-Mohegan | Land
Schedule of Long-term Development Projects [Line Items]
Carrying value of land					$ 20,000
Cowlitz Project | Salishan-Mohegan | Mohegan Ventures-Northwest
Schedule of Long-term Development Projects [Line Items]
Membership or limited partnership interest percentage				49.15%
Cowlitz Project | Salishan-Mohegan | Salishan Company, LLC
Schedule of Long-term Development Projects [Line Items]
Membership or limited partnership interest percentage				40.00%
Cowlitz Project | Salishan-Mohegan | Mohegan Tribe
Schedule of Long-term Development Projects [Line Items]
Membership or limited partnership interest percentage				10.85%
Cowlitz Project | Salishan-Mohegan | Salishan-Mohegan Two
Schedule of Long-term Development Projects [Line Items]
Membership or limited partnership interest percentage				100.00%